Summary of Revenue by Region (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Disaggregation of Revenue [Line Items]
Revenue Amount	$ 2,844,508	$ 1,080,607	$ 9,350,573	$ 3,228,276	$ 4,527,879	$ 4,561,300
Revenue from Contract with Customer Benchmark [Member] | Geographic Concentration Risk [Member] | Customer [Member]
Disaggregation of Revenue [Line Items]
Percentage of Revenue	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Americas [Member]
Disaggregation of Revenue [Line Items]
Revenue Amount	$ 2,148,073	$ 626,768	$ 7,149,862	$ 1,797,307	$ 2,564,074	$ 2,677,050
Americas [Member] | Revenue from Contract with Customer Benchmark [Member] | Geographic Concentration Risk [Member] | Customer [Member]
Disaggregation of Revenue [Line Items]
Percentage of Revenue	75.00%	58.00%	76.00%	56.00%	57.00%	59.00%
EMEA [Member]
Disaggregation of Revenue [Line Items]
Revenue Amount	$ 534,758	$ 333,960	$ 1,646,880	$ 1,080,876	$ 1,492,561	$ 1,511,886
EMEA [Member] | Revenue from Contract with Customer Benchmark [Member] | Geographic Concentration Risk [Member] | Customer [Member]
Disaggregation of Revenue [Line Items]
Percentage of Revenue	19.00%	31.00%	18.00%	33.00%	33.00%	33.00%
Asia Pacific [Member]
Disaggregation of Revenue [Line Items]
Revenue Amount	$ 161,677	$ 119,879	$ 553,831	$ 350,093	$ 471,244	$ 372,364
Asia Pacific [Member] | Revenue from Contract with Customer Benchmark [Member] | Geographic Concentration Risk [Member] | Customer [Member]
Disaggregation of Revenue [Line Items]
Percentage of Revenue	6.00%	11.00%	6.00%	11.00%	10.00%	8.00%